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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01605

                          Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:   December 31


Date of reporting period:  January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    BALANCED
                                      FUND

                                     Annual
                                     Report

                                    12/31/05

                                [LOGO]PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 8
Portfolio Management Discussion                                10
Schedule of Investments                                        16
Financial Statements                                           30
Notes to Financial Statements                                  38
Report of Independent Registered Public Accounting Firm        46
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        47
Trustees, Officers and Service Providers                       53

Pioneer Balanced Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05


Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                             63.6%
U.S. Government Securities                                     23.9%
U.S. Corporate Bonds                                            9.3
Depositary Receipts for International Stocks                    1.6%
Asset Backed Securities                                         1.0%
Temporary Cash Investment                                       0.3%
Collateralized Mortgage Obligations                             0.3%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Government                                                     23.6%
Financials                                                     14.4%
Health Care                                                    11.4%
Information Technology                                         11.2%
Consumer Staples                                               10.0%
Consumer Discretionary                                          8.0%
Industrials                                                     7.2%
Energy                                                          5.9%
Materials                                                       5.9%
Telecommunication Services                                      1.9%
Utilities                                                       0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term securities)*

  1. Berkshire Hathaway, Inc. (Class B)                                     3.37%
  2. Microsoft Corp.                                                        3.32
  3. PepsiCo, Inc.                                                          3.10
  4. Northrop Grumman Corp.                                                 3.07
  5. First Data Corp.                                                       3.03
  6. CVS Corp.                                                              2.75
  7. Praxair, Inc.                                                          2.40
  8. Viacom, Inc. (Class B)                                                 2.23
  9. Newmont Mining Corp.                                                   2.16
 10. Amgen, Inc.                                                            2.14

*This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Balanced Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class               12/31/05             12/31/04
------------           ----------           ---------
       A               $9.89                $9.72
       B               $9.77                $9.61
       C               $9.85                $9.68
   Investor            $9.90                $9.72


Distributions Per Share
--------------------------------------------------------------------------------

                                    1/1/05 - 12/31/05
                     -------------------------------------------------
                          Net
                      Investment        Short-Term         Long-Term
    Class               Income        Capital Gains      Capital Gains
------------         ------------    ---------------    --------------
       A             $0.1427               $ -                $ -
       B             $0.0595               $ -                $ -
       C             $0.0712               $ -                $ -
   Investor          $0.1682               $ -                $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.


The indexes defined here pertain to the Value of $10,000 Investment charts on pages 4-7.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.


----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                             Net Asset    Public Offering
Period                      Value (NAV)     Price (POP)
 10 Years                      4.03%           3.55%
 5 Years                       1.52            0.59
 1 Year                        3.25           -1.42
----------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                              Value of $10,000 Investment

             Pioneer Balanced       Lehman Brothers         Standard & Poor's
                   Fund           Aggregate Bond Index          500 Index
                   ----           --------------------          ---------
12/95              9550                   10000                  10000
                   10490                  10363                  12295
12/97              11951                  11364                  16395
                   12087                  12351                  21084
12/99              12467                  12249                  25518
                   13138                  13673                  23196
12/01              12760                  14828                  20441
                   11331                  16348                  15925
12/03              13143                  17019                  20490
                   13726                  17758                  22718
12/05              14171                  18189                  23833



Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.


Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.



----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                              If           If
Period                       Held       Redeemed
10 Years                     3.10%       3.10%
5 Years                      0.59        0.59
1 Year                       2.29       -1.71
----------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                              Value of $10,000 Investment

             Pioneer Balanced       Lehman Brothers         Standard & Poor's
                   Fund           Aggregate Bond Index          500 Index
                   ----           --------------------          ---------
12/95              9550                  10000                   10000
                   10902                 10363                   12295
12/97              12317                 11364                   16395
                   12341                 12351                   21084
12/99              12617                 12249                   25518
                   13171                 13673                   23196
12/01              12680                 14828                   20441
                   11172                 16348                   15925
12/03              12815                 17019                   20490
                   13260                 17758                   22718
12/05              13564                 18189                   23833



Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.


----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                              If         If
Period                       Held     Redeemed
Life-of-Class
(1/31/96)                    2.99%      2.99%
5 Years                      0.54       0.54
1 Year                       2.51       2.51
----------------------------------------------------------



[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                              Value of $10,000 Investment

             Pioneer Balanced       Lehman Brothers         Standard & Poor's
                   Fund           Aggregate Bond Index          500 Index
                   ----           --------------------          ---------
1/96               10000                 10000                   10000
                   10812                 10294                   11890
12/97              12269                 11289                   15856
                   12302                 12269                   20390
12/99              12550                 12168                   24679
                   13045                 13583                   22433
12/01              12508                 14730                   19769
                   11004                 16241                   15401
12/03              12635                 16907                   19817
                   13067                 17641                   21971
12/05              13394                 18069                   23049



Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.


----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
----------------------------------------------------------
                              If         If
Period                       Held     Redeemed
Life-of-Class
(12/10/04)                   4.03%      4.03%
1 Year                       3.62       3.62
----------------------------------------------------------


                              Value of $10,000 Investment

             Pioneer Balanced       Lehman Brothers         Standard & Poor's
                   Fund           Aggregate Bond Index          500 Index
                   ----           --------------------          ---------

12/04              10000                 10000                   10000
12/05              10362                 10243                   10491


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Balanced Fund


Based on actual returns from July 1, 2005 through December 31, 2005



Share Class                             A              B              C          Investor
-------------------------------   ------------   ------------   ------------   ------------
 Beginning Account Value            $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/01/05
 Ending Account Value               $1,036.75      $1,031.46      $1,032.53      $1,038.28
 On 12/31/05
 Expenses Paid During Period*       $    6.93      $   11.78      $   10.86      $    5.70



 * Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.30%, 2.12% and 1.10%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Balanced Fund
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Balanced Fund


Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005



Share Class                             A              B              C          Investor
-------------------------------   ------------   ------------   ------------   ------------
 Beginning Account Value            $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/01/05
 Ending Account Value               $1,018.40      $1,013.61      $1,014.52      $1,019.61
 On 12/31/05
 Expenses Paid During Period*       $    6.87      $   11.67      $   10.76      $    5.65



 * Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.30%, 2.12% and 1.10%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Balanced Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

The nation's economy grew persistently throughout 2005, producing strong earnings growth and healthier corporate balance sheets. The economy proved resilient to the effects of a variety of challenges, from hurricane damage in the Gulf Coast to sharply rising energy and commodity prices. To head off the possibility that inflationary pressures would build up as the economy grew, the U.S. Federal Reserve continued to tighten monetary policy. The Fed raised the Fed Funds rate eight different times during the calendar year. In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced Fund, and Richard Schlanger, who is responsible for the Fund's fixed-income portfolio, discuss the markets and the factors that affected performance.

Q:   How did the Fund perform?

A: Class A shares of Pioneer Balanced Fund returned 3.25% at net asset value during the 12 months ended December 31, 2005. In comparison, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned 4.91% and 2.43%, respectively, over the same period. Additionally, the average return of the 650 funds in Lipper's Balanced Fund category was 4.69%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q:   What were the principal factors that affected Fund performance?

A: Throughout the 12 months, we overweighted equities, with a target allocation of about 64% of Fund assets versus a 60% normal allocation. We invested the remaining 36% of assets in fixed-income securities. We placed this emphasis on stocks because of the favorable earnings environment and our view that stocks were likely to produce positive returns during the year. At the same time, we were not sure how far the Federal Reserve Board intended to push short-term interest rates, and we believed bonds, in general, were fully valued in the market.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The equity market had a positive year, buoyed by positive earnings - profits of S&P 500 companies grew approximately 13%. Despite rising short-term interest rates and higher commodity prices, long-term interest rates were essentially unchanged over the 12 months. Other factors giving support to stock valuations included many stock buyback programs, initiated by corporations with more cash on their balance sheets, and increasing merger-and-acquisition activity. Despite all these positive factors, stock performance was held back by a number of concerns, including fears that higher short-term interest rates and high energy costs might undermine future corporate profitability.

     The major development in the fixed-income market was the dramatic flattening of the yield curve - which reflects the difference in yields between short-term and long-term securities. Normally, the yield curve steepens - yield differences become greater - the greater the difference in maturity between short- and long-term securities. However, the yield curve became so flat that it actually partially inverted by the end of the year, a highly unusual phenomenon in which 10-year yields actually became slightly lower than two-year yields. Despite the efforts of the Federal Reserve to raise short-term rates, long-term rates tended to fall or remain stable because of strong demand for U.S. Treasuries by international bond investors.


Q: What areas in the equity and fixed income market performed better than others?

A: In the equity market, mid-cap stocks did better than either small- or large-cap stocks, continuing a multi-year run for medium-sized companies. The value style of investing slightly outperformed the growth style, but the growth style performed somewhat better in the final two months of the year. We manage the Fund in a large-cap growth style.

     Driven by the dramatic increases in oil and natural gas prices, energy stocks were by far the performance leaders in the equity market. On average, energy stocks rose by 30%. Utilities also performed relatively well, while consumer discretionary stocks - especially in the automotive and media industries - lagged.

     In the fixed-income market, long-term investments outperformed short- and intermediate-term investments. With a backdrop of rising profits, investment grade and high-yield corporate bonds

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PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                             (continued)
--------------------------------------------------------------------------------

     tended to do well. The notable exception was among a few fallen angels whose financial problems led to credit rating downgrades. Two highly visible examples were General Motors and Ford, both of which were downgraded from investment grade to high yield. Among governments, Treasuries outperformed mortgages, with long-term Treasuries performing especially well.


Q:   What equity investments had the greatest influence on performance?

A: Our overweight position in energy stocks for most of the year and our stock selection within the energy sector helped boost performance. Two standout selections were National Oilwell Varco, a leading provider of oil field equipment, and ENSCO International, a prominent offshore contract driller. National Oilwell Varco's stock price rose substantially, driven by robust earnings, favorable pricing and a growing backlog of orders. We trimmed the position and took profits during the year. ENSCO's stock price appreciated by about 40% as the day rates for its oil rigs surged against a backdrop of growing demand and a tight supply of the drilling platforms. By the end of the year, we had taken some profits, but still held ENSCO, and moved to a slight underweight position in energy.

     Our investments in health care also did well. Shares of generic pharmaceutical manufacturer IVAX doubled. The company was helped by both an impressive pipeline of new drugs approaching market and an acquisition offer from a competitor. Amgen, a major biotechnology firm, benefited from strong revenue gains across all its product lines and its own promising pipeline of new products under development, including prospective drugs for treatment of cancer and arthritis.

     Among the more disappointing positions was our investment in Symantec, a leading software security firm. Its stock price declined in the second half of the year after the company announced earnings that failed to meet expectations. Investors also became concerned about price competition in the software security industry and the possibility of new competition from Microsoft. The U.K.-based telecommunications services giant Vodafone also declined as its profit margins came under pressure because of difficulties in operations in Japan and in Europe. Also detracting from results was our investment in Family Dollar, a low-price retailer. Lower-income consumers, who make up a substantial part of Family



12
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Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Dollar's customer base, were particularly hard hit by rising energy prices. We eliminated our positions in Symantec and in Family Dollar.


Q:   What fixed-income investments had the greatest influence on performance?

A: Our positioning on the yield curve did not help. In a period in which short-term interest rates were rising and longer-term rates were relatively stable, the best positioning would have been a bar-belled approach. That would place greater emphasis both on short-term securities - to take advantage of rising yields - and on long-term securities to take advantage of their high yields and price stability. However, we pursued a bulleted-approach with investments throughout the yield curve - including intermediate-term securities, which tended to underperform other parts of the market. Also holding back results was our investment in bonds of auto parts manufacturer Delphi, which filed for bankruptcy protection during the year. We had liquidated our position in Delphi prior to the bankruptcy filing.

     During the year, as yields in many part of the market rose, we extended duration - a measure of sensitivity to interest rate changes. Duration on December 31, 2005, was 4.55 years, compared to 3.98 years six months earlier. Average credit quality remained at AA-, although we did reduce our exposure to high-yield securities. We also cut our mortgage position, while raising our allocation to Treasuries and agencies. Mortgages, however, still represented the largest sector weighting, at 44.7% of fixed-income assets at year's end. Treasuries and agencies represented 24% of assets, and industrials and utilities were 20%.


Q:   What is your investment outlook?

A: We expect positive performance in the equity market if an environment of rising profits and strengthening balance sheets continues. We believe two key factors should influence the equity markets in 2006: the continued revival of corporate capital spending, which already grew by 20% during 2005 and the emergence of a performance edge by growth stocks, which have underperformed value stocks for several years. As we enter a new year, value stocks have reached price levels on a par with growth stocks, and we believe growth stocks should begin to outperform because of their greater earnings growth potential.



                                                                              13
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PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                             (continued)
--------------------------------------------------------------------------------


     Given this view, we have added to our positions in companies that can benefit from increasing capital spending, with investments in industrials, telecommunications equipment and information technology companies. We have also reduced our exposure to consumer discretionary stocks, although we continue to emphasize consumer staples with their more consistent earnings.

     For the fixed-income market, we anticipate that the Federal Reserve will move cautiously because of concerns about high debt levels of consumers. We believe the Fed may raise short-term rates two or three times more. We think the Fed Funds rate may level off in the range of 4.75% to 5.00%. Historically, the Fed has begun lowering rates four to six months after the end of its rate-hike cycles, and we believe this may occur again late in 2006. If that occurs, we expect the short-end and the intermediate parts of the yield curve to outperform the long-end, and we would position the portfolio accordingly. Because of the tightening labor supply and high energy costs, we are carefully watching inflation trends and are prepared to become more defensive. We already have established a position in Treasury Inflation Protective Securities (TIPS) to guard against the impact of higher inflation.

     When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.



14
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.



                                                                              15
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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

  Shares                                                                   Value
              COMMON STOCKS - 64.5%
              Energy - 5.3%
              Integrated Oil & Gas - 0.9%
    2,400     BP Amoco Plc (A.D.R.)                                $    154,128
   18,776     Exxon Mobil Corp.                                       1,054,648
                                                                   ------------
                                                                   $  1,208,776
                                                                   ------------
              Oil & Gas Drilling - 1.9%
   56,200     ENSCO International, Inc.                            $  2,492,470
                                                                   ------------
              Oil & Gas Equipment & Services - 1.8%
   37,188     National-Oilwell Varco, Inc.*                        $  2,331,688
                                                                   ------------
              Oil & Gas Exploration & Production - 0.7%
   16,400     Encana Corp.                                         $    740,624
    3,100     Pioneer Natural Resources Co.                             158,937
                                                                   ------------
                                                                   $    899,561
                                                                   ------------
              Total Energy                                         $  6,932,495
                                                                   ------------
              Materials - 4.5%
              Gold - 2.1%
   51,800     Newmont Mining Corp.                                 $  2,766,120
                                                                   ------------
              Industrial Gases - 2.4%
   58,200     Praxair, Inc.                                        $  3,082,272
                                                                   ------------
              Total Materials                                      $  5,848,392
                                                                   ------------
              Capital Goods - 4.4%
              Aerospace & Defense - 3.0%
   65,600     Northrop Grumman Corp.                               $  3,943,216
                                                                   ------------
              Industrial Conglomerates - 1.4%
   23,600     3M Co.                                               $  1,829,000
                                                                   ------------
              Total Capital Goods                                  $  5,772,216
                                                                   ------------
              Commercial Services & Supplies - 0.3%
              Diversified Commercial Services - 0.3%
    9,700     Cintas Corp.                                         $    399,446
                                                                   ------------
              Total Commercial Services & Supplies                 $    399,446
                                                                   ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Transportation - 2.0%
              Air Freight & Couriers - 2.0%
   34,700     United Parcel Service                                 $  2,607,705
                                                                    ------------
              Total Transportation                                  $  2,607,705
                                                                    ------------
              Consumer Durables & Apparel - 1.4%
              Apparel, Accessories & Luxury Goods -  1.4%
   52,100     Liz Claiborne, Inc.                                   $  1,866,222
                                                                    ------------
              Total Consumer Durables & Apparel                     $  1,866,222
                                                                    ------------
              Media - 3.3%
              Broadcasting & Cable TV - 3.3%
   54,600     Comcast Corp.*                                        $  1,402,674
   43,797     Viacom, Inc. (Class B)                                   2,855,564
                                                                    ------------
                                                                    $  4,258,238
                                                                    ------------
              Total Media                                           $  4,258,238
                                                                    ------------
              Retailing - 1.4%
              Apparel Retail - 1.4%
   61,900     Ross Stores, Inc.                                     $  1,788,910
                                                                    ------------
              Total Retailing                                       $  1,788,910
                                                                    ------------
              Food & Drug Retailing - 3.0%
              Drug Retail - 2.7%
  133,500     CVS Corp.                                             $  3,527,070
                                                                    ------------
              Food Distributors - 0.1%
    3,400     Sysco Corp.                                           $    105,570
                                                                    ------------
              Hypermarkets & Supercenters - 0.2%
    6,500     Wal-Mart Stores, Inc.                                 $    304,200
                                                                    ------------
              Total Food & Drug Retailing                           $  3,936,840
                                                                    ------------
              Food, Beverage & Tobacco - 6.1%
              Brewers - 0.6%
   17,900     Anheuser-Busch Companies, Inc.                        $    768,984
                                                                    ------------
              Packaged Foods & Meats - 1.7%
   32,800     William Wrigley Jr. Co.                               $  2,180,872
                                                                    ------------


The accompanying notes are an integral part of these financial statements.    17

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Soft Drinks - 3.8%
   24,800     Coca-Cola Co.                                         $    999,688
   67,400     PepsiCo, Inc.                                            3,981,992
                                                                    ------------
                                                                    $  4,981,680
                                                                    ------------
              Total Food, Beverage & Tobacco                        $  7,931,536
                                                                    ------------
              Household & Personal Products - 0.7%
              Personal Products - 0.7%
   27,200     Estee Lauder Co.*                                     $    910,656
                                                                    ------------
              Total Household & Personal Products                   $    910,656
                                                                    ------------
              Health Care Equipment & Services - 3.2%
              Health Care Distributors - 1.1%
   21,100     Cardinal Health, Inc.                                 $  1,450,625
                                                                    ------------
              Health Care Equipment - 2.0%
   33,700     Biomet, Inc.                                          $  1,232,409
   20,200     Guidant Corp.                                            1,307,950
                                                                    ------------
                                                                    $  2,540,359
                                                                    ------------
              Health Care Services - 0.1%
    5,100     IMS Health, Inc.                                      $    127,092
                                                                    ------------
              Total Health Care Equipment & Services                $  4,118,076
                                                                    ------------
              Pharmaceuticals & Biotechnology - 7.5%
              Biotechnology - 2.1%
   34,868     Amgen, Inc.*                                          $  2,749,690
                                                                    ------------
              Pharmaceuticals - 5.4%
   71,900     IVAX Corp.*                                           $  2,252,627
   11,100     Eli Lilly & Co.                                            628,149
   64,021     Pfizer, Inc.                                             1,492,970
   56,600     Wyeth                                                    2,607,562
                                                                    ------------
                                                                    $  6,981,308
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $  9,730,998
                                                                    ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Banks - 1.6%
              Diversified Banks - 1.6%
   36,700     Bank of America Corp.                                 $  1,693,705
    4,620     U.S. Bancorp                                               138,092
    4,000     Wachovia Corp.                                             211,440
                                                                    ------------
                                                                    $  2,043,237
                                                                    ------------
              Total Banks                                           $  2,043,237
                                                                    ------------
              Diversified Financials - 3.2%
              Asset Management & Custody Banks - 1.3%
    1,540     Ameriprise Financial, Inc.                            $     63,140
   51,500     The Bank of New York Co., Inc.                           1,640,275
                                                                    ------------
                                                                    $  1,703,415
                                                                    ------------
              Consumer Finance - 1.4%
   35,700     American Express Co.                                  $  1,837,122
                                                                    ------------
              Investment Banking & Brokerage - 0.5%
    9,400     Merrill Lynch & Co., Inc.                             $    636,662
                                                                    ------------
              Total Diversified Financials                          $  4,177,199
                                                                    ------------
              Insurance - 4.7%
              Multi-Line Insurance - 0.1%
    3,500     American International Group, Inc.                    $    238,805
                                                                    ------------
              Property & Casualty Insurance - 4.5%
    1,475     Berkshire Hathaway, Inc. (Class B)*                   $  4,329,863
   12,900     Progressive Corp.                                        1,506,462
                                                                    ------------
                                                                    $  5,836,325
                                                                    ------------
              Total Insurance                                       $  6,075,130
                                                                    ------------
              Software & Services - 6.3%
              Data Processing & Outsourced Services -               3.0%
   90,300     First Data Corp.                                      $  3,883,803
                                                                    ------------
              Systems Software - 3.3%
  162,900     Microsoft Corp.                                       $  4,259,835
                                                                    ------------
              Total Software & Services                             $  8,143,638
                                                                    ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------


  Shares                                                                   Value
              Technology Hardware & Equipment - 3.7%
              Communications Equipment - 2.2%
   25,900     Avaya, Inc.*                                          $    276,353
   67,600     Cisco Systems, Inc.*                                     1,157,312
   33,400     Qualcomm, Inc.                                           1,438,872
                                                                    ------------
                                                                    $  2,872,537
                                                                    ------------
              Computer Hardware - 1.4%
   65,800     Hewlett-Packard Co.                                   $  1,883,854
                                                                    ------------
              Electronic Manufacturing Services - 0.1%
    1,800     Molex, Inc.                                           $     44,262
                                                                    ------------
              Total Technology Hardware & Equipment                 $  4,800,653
                                                                    ------------
              Semiconductors - 0.5%
   15,000     Intel Corp.                                           $    374,400
    9,000     Texas Instruments, Inc.                                    288,630
                                                                    ------------
              Total Semiconductors                                  $    663,030
                                                                    ------------
              Telecommunication Services - 1.4%
              Wireless Telecommunication Services - 1.4%
   87,600     Vodafone Group Plc (A.D.R.)                           $  1,880,771
                                                                    ------------
              Total Telecommunication Services                      $  1,880,771
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $69,348,679)                                    $ 83,885,388
                                                                    ------------
              RIGHTS/WARRANTS - 0.0%
              Technology Hardware & Equipment - 0.0%
    1,883     Lucent Technologies, Expires 12/10/07*                $      1,064
                                                                    ------------
              TOTAL RIGHTS/WARRANTS
              (Cost $2,194)                                         $      1,064
                                                                    ------------



20    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                              Value
                              ASSET BACKED SECURITIES - 1.0%
                              Transportation - 0.0%
                              Airlines - 0.0%
$   12,319      BBB+/Baa3     Continential Airlines, 6.648%, 9/15/17              $     12,038
                                                                                  ------------
                              Total Transportation                                $     12,038
                                                                                  ------------
                              Diversified Financials - 0.6%
                              Diversified Financial Services - 0.6%
   215,093      BB-/Ba2       Caithness Coso Fund Corp., 6.263%,
                              6/15/14 (144A)                                      $    219,489
   229,975      BBB-/Baa2     PF Export Receivable Master Trust, 6.436%,
                              6/1/15 (144A)                                            229,621
   268,900      BBB/Baa2      Power Receivables Finance, 6.29%, 1/1/12 (144A)          273,348
                                                                                  ------------
                                                                                  $    722,458
                                                                                  ------------
                              Specialized Finance - 0.0%
    70,000      AAA/Aaa       MBNA Credit Card Master Note, Floating Rate
                              Note, 12/15/08                                      $     70,033
                                                                                  ------------
                              Total Diversified Financials                        $    792,491
                                                                                  ------------
                              Utilities - 0.4%
                              Electric Utilities - 0.4%
   174,200      BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                              6/27/17 (144A)                                      $    173,982
   294,063      BB-/Ba2       FPL Energy America Wind LLC, 6.639%,
                              6/20/23 (144A)                                           305,781
                                                                                  ------------
                              Total Utilities                                     $    479,763
                                                                                  ------------
                              TOTAL ASSET BACKED SECURITIES
                              (Cost $1,272,439)                                   $  1,284,292
                                                                                  ------------
                              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
                              Diversified Financials - 0.2%
                              Diversified Financial Services - 0.2%
   300,000      BBB-/Baa3     Tower 2004-1A E, 5.395%, 1/15/34                    $    288,640
                                                                                  ------------
                              Total Diversified Financials                        $    288,640
                                                                                  ------------
                              Government - 0.1%
   164,927      AAA/Aaa       Federal Home Loan Bank, 5.0%, 1/15/16               $    164,704
                                                                                  ------------
                              Total Government                                    $    164,704
                                                                                  ------------
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                              (Cost $469,928)                                     $    453,344
                                                                                  ------------


The accompanying notes are an integral part of these financial statements.    21

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Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------


                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                            Value
                              CORPORATE BONDS - 9.1%
                              Energy - 0.5%
                              Integrated Oil & Gas - 0.1%
$  120,000      A-/A3         Occidental Petroleum, 6.75%, 1/15/12              $    131,712
    25,000      BBB/Baa2      Petro-Canada, 4.0%, 7/15/13                             23,142
    15,000      BBB+/Baa1     USX Corp., 6.85%, 3/1/08                                15,586
                                                                                ------------
                                                                                $    170,440
                                                                                ------------
                              Oil & Gas Exploration & Production - 0.3%
   300,000      BBB-/Baa3     Gazprom International SA.,
                              7.201%, 2/1/20 (144A)                             $    320,550
    65,000      BBB/Baa1      Pemex Project Funding Master,
                              9.125%, 10/13/10                                        74,815
                                                                                ------------
                                                                                $    395,365
                                                                                ------------
                              Oil & Gas Refining & Marketing - 0.1%
    65,000      BBB/Baa2      Boardwalk Pipelines LLC, 5.5%, 2/1/17             $     64,466
                                                                                ------------
                              Oil & Gas Storage & Transporation - 0.0%
    40,000      BBB+/Baa1     Kinder Morgan Energy Partners, 6.75%, 3/15/11     $     42,603
                                                                                ------------
                              Total Energy                                      $    672,874
                                                                                ------------
                              Materials - 1.2%
                              Aluminum - 0.1%
   150,000      B/B1          Novelis Inc., 7.25%, 2/15/15                      $    139,875
                                                                                ------------
                              Commodity Chemicals - 0.2%
   300,000      BB+/Ba2       Nova Chemicals, Ltd., 6.5%, 1/15/12               $    290,625
                                                                                ------------
                              Diversified Metals & Mining - 0.4%
   425,000      BBB-/Baa3     Inco, Ltd., 7.2%, 9/15/32                         $    467,601
                                                                                ------------
                              Fertilizers & Agricultural Chemicals - 0.0%
    30,000      BBB+/Baa1     Potash Corp. Saskatchewan, 4.875%, 3/1/13         $     29,254
                                                                                ------------
                              Metal & Glass Containers - 0.1%
   125,000      BBB/Baa2      Tenneco Packaging, 8.125%, 6/15/17                $    141,792
                                                                                ------------
                              Paper Products - 0.4%
   250,000      BB-/Ba3       Abitibi-Consolidated, Inc., 6.95%, 4/1/08         $    250,000
   300,000      B/B2          MDP Acquistions, 9.625%, 10/1/12                       300,000
                                                                                ------------
                                                                                $    550,000
                                                                                ------------
                              Total Materials                                   $  1,619,147
                                                                                ------------


22    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                              Value
                              Capital Goods - 0.4%
                              Aerospace & Defense - 0.1%
$   25,000      A/A3          Boeing Co., 5.125%, 2/15/13                         $     25,208
    80,000      A/A2          Honeywell International, 7.5%, 3/1/10                     87,917
                                                                                  ------------
                                                                                  $    113,125
                                                                                  ------------
                              Electrical Component & Equipment - 0.0%
    85,000      NR/Ba1        Orcal Geothermal, 6.21%, 12/30/20 (144A)            $     85,237
                                                                                  ------------
                              Industrial Conglomerates - 0.2%
   145,000      AAA/Aaa       General Electric Capital Corp., 6.125%, 2/22/11     $    152,547
    90,000      AAA/Aaa       General Electric Capital Corp., 6.75%, 3/15/32           105,647
                                                                                  ------------
                                                                                  $    258,194
                                                                                  ------------
                              Total Capital Goods                                 $    456,556
                                                                                  ------------
                              Automobiles & Components - 0.4%
                              Auto Parts & Equipment - 0.1%
   145,000      B+/Ba2        Sun Sage BV, 8.25%, 3/26/09 (144A)                  $    152,794
                                                                                  ------------
                              Automobile Manufacturers - 0.3%
    80,000      BB+/Baa3      Ford Motor Co., 7.25%, 10/1/08 (b)                  $     64,800
   500,000      BB/Baa3       General Motors, 7.2%, 1/15/11 (b)                        351,250
                                                                                  ------------
                                                                                  $    416,050
                                                                                  ------------
                              Total Automobiles & Components                      $    568,844
                                                                                  ------------
                              Media - 1.3%
                              Broadcasting & Cable TV - 0.8%
   500,000      BBB+/Baa2     Comcast Cable Corp., 7.125%, 6/15/13                $    543,471
    80,000      BBB+/Baa2     Comcast Cable Corp., 5.3%, 1/15/14                        78,484
   300,000      BBB-/Baa3     Cox Communications, 7.125%, 10/1/12                      321,443
   150,000      BB+/Baa2      Cox Enterprises 4.375%, 5/1/08 (144A)                    146,474
                                                                                  ------------
                                                                                  $  1,089,872
                                                                                  ------------
                              Publishing - 0.5%
   512,000      BBB-/Baa3     News America, Inc., 7.3%, 4/30/28                   $    561,749
                                                                                  ------------
                              Total Media                                         $  1,651,621
                                                                                  ------------
                              Retailing - 0.1%
                              Department Stores - 0.0%
    15,000      A-/Baa1       Nordstrom, Inc., 5.625%, 1/15/09                    $     15,132
                                                                                  ------------
                              Specialty Stores - 0.1%
   130,000      BBB-/Baa3     Tanger Factory Outlet Centers, Inc.,
                              6.15%, 11/15/15                                     $    131,322
                                                                                  ------------
                              Total Retailing                                     $    146,454
                                                                                  ------------


The accompanying notes are an integral part of these financial statements.    23

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                          Value
                              Food, Beverage & Tobacco - 0.1%
                              Brewers - 0.0%
$   35,000      BBB+/Baa1     Miller Brewing Co., 5.5%, 8/15/13 (144A)        $     35,676
                                                                              ------------
                              Packaged Foods & Meats - 0.1%
    35,000      A+/A1         Unilever Capital Corp., 7.125%, 11/1/10         $     38,110
                                                                              ------------
                              Soft Drinks - 0.0%
    35,000      A/A3          Bottling Group LLC, 5.0%, 11/15/13              $     35,006
                                                                              ------------
                              Total Food, Beverage & Tobacco                  $    108,792
                                                                              ------------
                              Health Care Equipment & Services - 0.6%
                              Health Care Facilities - 0.4%
   500,000      BB+/Ba2       HCA, Inc., 6.3%, 10/1/12                        $    502,497
                                                                              ------------
                              Health Care Supplies - 0.2%
   250,000      BBB/Baa3      Bausch & Lomb, 7.125%, 8/1/28                   $    270,528
                                                                              ------------
                              Total Health Care Equipment & Services          $    773,025
                                                                              ------------
                              Banks - 0.5%
                              Diversified Banks - 0.5%
    80,000      AAA/Aaa       International Bank for Reconstruction &
                              Development, 4.375%, 9/28/06                    $     79,890
   115,000      BB/Baa2       Kazkommerts International BV, 8.0%, 11/3/15          121,900
   150,000      NR/Aaa        KFW-Kredit Wiederaufbau, 2.75%, 5/8/07               146,638
   225,000      AA-/Aa2       National Westminster, 7.375%, 10/1/09                244,271
    30,000      A+/Aa2        US Bancorp, 3.125%, 3/15/08                           28,971
                                                                              ------------
                                                                              $    621,670
                                                                              ------------
                              Regional Banks - 0.0%
    40,000      A-/A2         Keycorp, 2.75%, 2/27/07                         $     38,862
                                                                              ------------
                              Total Banks                                     $    660,532
                                                                              ------------
                              Diversified Financials - 0.8%
                              Consumer Finance - 0.2%
   265,000      A/A2          SLM Corp., Floating Rate Note, 7/25/14          $    249,172
                                                                              ------------
                              Investment Banking & Brokerage - 0.2%
   200,000      B+/B1         E*Trade Financial Corp., 8.0%, 6/15/11          $    208,000
                                                                              ------------
                              Diversified Financial Services - 0.4%
   300,000      A-/Baa3       Brascan Corp., 5.75%, 3/1/10                    $    304,662
   300,000      BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)           282,163
                                                                              ------------
                                                                              $    586,825
                                                                              ------------
                              Total Diversified Financials                    $  1,043,997
                                                                              ------------


24    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                       Value
                              Insurance - 1.1%
                              Life & Health Insurance - 0.2%
$  300,000      BB+/Ba1       Provident Co., Inc., 7.0%, 7/15/18           $    310,216
                                                                           ------------
                              Multi-Line Insurance - 0.1%
   150,000      A/Baa1        Loew Corp., 5.25%, 3/15/16                   $    148,241
                                                                           ------------
                              Property & Casualty Insurance - 0.4%
   180,000      BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14         $    185,465
   350,000      BB/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                376,187
                                                                           ------------
                                                                           $    561,652
                                                                           ------------
                              Reinsurance - 0.4%
   300,000      BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13          $    313,472
   100,000      BBB/Baa2      Platinum Underwriters HD, 7.5%, 6/1/17            101,908
                                                                           ------------
                                                                           $    415,380
                                                                           ------------
                              Total Insurance                              $  1,435,489
                                                                           ------------
                              Real Estate - 1.0%
                              Real Estate Investment Trusts - 1.0%
   300,000      BBB-/Baa3     Colonial Reality LP, 6.15%, 4/15/13          $    307,753
   300,000      BBB-/Baa3     Health Care REIT, Inc., 6.2%, 6/1/16              300,125
   316,000      B+/Ba3        Host Marriott LP, 6.375%, 3/15/15                 315,210
   250,000      B+/B1         Trustreet Properties, Inc., 7.5%, 4/1/15          250,000
   100,000      BB/Ba2        Ventas Realty Capital Corp., 7.125%,
                              6/1/15 (144A)                                     105,000
                                                                           ------------
                                                                           $  1,278,088
                                                                           ------------
                              Total Real Estate                            $  1,278,088
                                                                           ------------
                              Technology Hardware & Equipment - 0.4%
                              Computer Hardware - 0.4%
   500,000      BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                   $    523,022
                                                                           ------------
                              Total Technology Hardware & Equipment        $    523,022
                                                                           ------------
                              Semiconductors - 0.2%
   250,000      BBB-/Baa3     Chartered Semiconductor, 6.375%, 8/3/15      $    248,554
                                                                           ------------
                              Total Semiconductors                         $    248,554
                                                                           ------------
                              Telecommunication Services - 0.4%
                              Integrated Telecommunication Services - 0.4%
   300,000      BBB+/Baa2     Telecom Italia Capital, 5.25%, 11/15/13      $    294,382
   250,000      BBB+/Baa2     Telecom Italia Capital, 4.875%, 10/1/10           245,097
                                                                           ------------
                                                                           $    539,479
                                                                           ------------
                              Total Telecommunication Services             $    539,479
                                                                           ------------


The accompanying notes are an integral part of these financial statements.    25

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------


                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                    Value
                              Utilities - 0.1%
                              Electric Utilities - 0.1%
$   40,000      BBB-/Baa3     PSE & G Power, 6.95%, 6/1/12               $     43,349
   115,000      BBB+/Baa3     Entergy Gulf States, 5.7%, 6/1/15               112,541
                                                                         ------------
                                                                         $    155,890
                                                                         ------------
                              Multi-Utilities - 0.0%
    15,000      BBB+/Baa1     Dominion Resources, 6.25%, 6/30/12         $     15,693
                                                                         ------------
                              Total Utilities                            $    171,583
                                                                         ------------
                              TOTAL CORPORATE BONDS
                              (Cost $11,734,590)                         $ 11,898,057
                                                                         ------------




              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.6%
100,000       Fannie Mae, 5.24%, 8/7/18                                         $     99,644
 65,000       Federal Home Loan Bank, 3.875%, 6/14/13                                 61,250
400,000       Federal Home Loan Bank, 5.27%, 12/28/12                                399,520
110,000       Federal Home Loan Bank, 6.0%, 4/15/32                                  113,021
300,000       Federal Home Loan Mortgage Corp., 3.25%, 2/25/08                       290,500
996,917       Federal Home Loan Mortgage Corp., 4.5%, 12/1/20                        970,107
904,582       Federal Home Loan Mortgage Corp., 5.0%, 11/1/34                        877,527
863,783       Federal Home Loan Mortgage Corp., 5.0%, 4/1/34                         837,948
268,897       Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                        270,801
386,655       Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                        383,484
312,868       Federal Home Loan Mortgage Corp., 5.5%, 12/1/18                        316,019
915,088       Federal Home Loan Mortgage Corp., 5.5%, 12/1/34                        907,584
522,866       Federal Home Loan Mortgage Corp., 5.5%, 12/1/35                        518,182
232,216       Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                         234,938
275,509       Federal Home Loan Mortgage Corp., 6.0%, 4/1/33                         278,738
370,113       Federal Home Loan Mortgage Corp., 6.0%, 5/1/33                         374,245
171,168       Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                         172,893
177,592       Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                        182,821
 43,425       Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                         44,698
 61,758       Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                          63,222
342,422       Federal Home Loan Mortgage Corp., 6.5%, 5/1/32                         351,918
115,980       Federal National Mortgage Association, 4.816%, 12/1/12                 114,486
170,101       Federal National Mortgage Association, 5.0%, 12/1/17                   168,552
376,178       Federal National Mortgage Association, 5.0%, 5/1/18                    372,842
128,038       Federal National Mortgage Association, 5.0%, 3/1/33                    124,507
415,671       Federal National Mortgage Association, 5.0%, 6/1/34                    403,572




26    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
    Amount                                                                             Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  415,671      Federal National Mortgage Association, 5.0%, 6/1/34             $    403,572
   350,000      Federal National Mortgage Association, 5.2%, 11/8/10                 350,411
   242,163      Federal National Mortgage Association, 5.5%, 8/1/14                  244,679
   465,539      Federal National Mortgage Association, 5.5%, 2/1/17                  468,952
    58,346      Federal National Mortgage Association, 5.5%, 9/1/17                   58,750
    89,356      Federal National Mortgage Association, 5.5%, 2/1/18                   90,051
    52,470      Federal National Mortgage Association, 5.5%, 7/1/23                   52,480
   365,413      Federal National Mortgage Association, 5.5%, 11/1/33                 362,734
   186,183      Federal National Mortgage Association, 5.5%, 12/1/34                 184,538
   158,486      Federal National Mortgage Association, 5.5%, 3/1/34                  157,086
   325,616      Federal National Mortgage Association, 5.5%, 4/1/34                  322,740
    41,855      Federal National Mortgage Association, 6.0%, 1/1/29                   42,387
    12,979      Federal National Mortgage Association, 6.0%, 1/1/29                   13,353
    16,627      Federal National Mortgage Association, 6.0%, 9/1/29                   16,832
   267,580      Federal National Mortgage Association, 6.0%, 1/1/33                  270,580
   326,645      Federal National Mortgage Association, 6.0%, 2/1/33                  330,056
    38,522      Federal National Mortgage Association, 6.0%, 3/1/33                   38,924
    47,538      Federal National Mortgage Association, 6.0%, 8/1/32                   48,071
   265,654      Federal National Mortgage Association, 6.0%, 12/1/33                 268,428
 1,260,000      Federal National Mortgage Association, 6.125%, 3/15/12             1,348,364
   139,869      Federal National Mortgage Association, 6.5%, 12/1/21                 144,570
   140,904      Federal National Mortgage Association, 6.5%, 4/1/29                  147,447
    47,970      Federal National Mortgage Association, 6.5%, 7/1/29                   49,415
   285,944      Federal National Mortgage Association, 6.5%, 7/1/32                  293,874
   126,660      Federal National Mortgage Association, 6.5%, 9/1/32                  130,875
    38,021      Federal National Mortgage Association, 6.5%, 10/1/32                  39,076
    16,478      Federal National Mortgage Association, 7.0%, 3/1/12                   17,098
    40,000      Federal National Mortgage Association, 7.125%, 6/15/10                43,754
     7,255      Federal National Mortgage Association, 8.0%, 4/1/20                    7,756
    13,916      Federal National Mortgage Association, 8.0%, 2/1/29                   14,857
     1,850      Federal National Mortgage Association, 8.0%, 2/1/30                    1,976
     2,659      Federal National Mortgage Association, 8.0%, 4/1/30                    2,840
     2,622      Federal National Mortgage Association, 8.0%, 7/1/30                    2,801
     6,034      Federal National Mortgage Association, 8.0%, 10/1/30                   6,446
     3,683      Federal National Mortgage Association, 8.0%, 1/1/31                    3,934
    30,506      Federal National Mortgage Association, 8.0%, 3/1/31                   32,589
     3,208      Federal National Mortgage Association, 8.0%, 5/1/31                    3,427
    71,621      Federal National Mortgage Association, 9.0%, 4/1/33                   75,612


The accompanying notes are an integral part of these financial statements.    27

Pioneer Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------


  Principal
    Amount                                                                             Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  115,109      Government National Mortgage Association, 4.5%, 1/15/35         $    110,469
   197,989      Government National Mortgage Association, 4.5%, 4/15/35              190,007
   307,465      Government National Mortgage Association, 5.0%, 4/15/34              303,792
   433,754      Government National Mortgage Association, 5.0%, 10/15/34             428,593
   510,971      Government National Mortgage Association, 5.5%, 8/15/17              518,549
   399,469      Government National Mortgage Association, 5.5%, 8/15/19              405,367
   511,835      Government National Mortgage Association, 5.5%, 8/15/33              515,858
   133,221      Government National Mortgage Association, 5.5%, 8/15/33              134,268
   375,280      Government National Mortgage Association, 5.5%, 8/15/33              378,230
    94,407      Government National Mortgage Association, 5.5%, 9/15/33               95,165
   214,619      Government National Mortgage Association, 5.5%, 10/15/33             216,306
   280,018      Government National Mortgage Association, 5.5%, 12/15/34             281,942
    20,176      Government National Mortgage Association, 6.0%, 8/15/13               20,716
     5,556      Government National Mortgage Association, 6.0%, 4/15/14                5,707
   977,940      Government National Mortgage Association, 6.0%, 9/15/33            1,002,468
   237,144      Government National Mortgage Association, 6.0%, 10/15/33             243,092
   449,429      Government National Mortgage Association, 6.0%, 12/15/33             460,701
   767,434      Government National Mortgage Association, 6.0%, 8/15/34              785,919
   285,504      Government National Mortgage Association, 6.0%, 9/15/34              292,381
   121,215      Government National Mortgage Association, 6.5%, 5/15/33              126,634
   217,009      Government National Mortgage Association, 6.5%, 10/15/28             227,227
    12,270      Government National Mortgage Association, 7.0%, 4/15/28               12,895
     3,678      Government National Mortgage Association, 7.0%, 8/15/28                3,865
     7,276      Government National Mortgage Association, 7.5%, 1/15/30                7,653
     4,481      Government National Mortgage Association, 7.75%, 11/15/29              4,764
    29,727      Government National Mortgage Association, 8.0%, 2/15/30               31,825
   389,611      Government National Mortgage Association II, 5.5%, 2/20/34           391,315
   424,487      Government National Mortgage Association II, 6.0%, 10/20/33          435,668
   448,680      U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12          482,453
   801,066      U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11            856,139
   200,000      U.S. Treasury Bonds, 4.0%, 2/15/14                                   194,578
   220,000      U.S. Treasury Bonds, 5.25%, 11/15/28                                 239,955
   200,000      U.S. Treasury Bonds, 6.25%, 8/15/23                                  238,828
   100,000      U.S. Treasury Bonds, 7.125%, 2/15/23                                 129,359
 1,985,000      U.S. Treasury Notes, 4.0%, 11/15/12                                1,942,277
   800,000      U.S. Treasury Notes, 4.125%, 5/15/15                                 782,469
   300,000      U.S. Treasury Notes, 4.25%, 11/15/14                                 296,508
   400,000      U.S. Treasury Notes, 4.25%, 8/15/15                                  394,828


28    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                             Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  700,000       U.S. Treasury Notes, 4.75%, 11/15/08                           $    706,726
   500,000       U.S. Treasury Notes, 4.75%, 5/15/14                                 512,168
   360,000       U.S. Treasury Notes, 5.375%, 2/15/31                                404,381
    75,000       U.S. Treasury Notes, 5.5%, 8/15/28                                   84,331
 1,100,000       U.S. Treasury Notes, 5.625%, 5/15/08                              1,129,993
   200,000       U.S. Treasury Strip, 0.0%, 11/15/15                                 128,782
                                                                                ------------
                 Total Government                                               $ 30,775,933
                                                                                ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $30,915,655)                                             $ 30,775,933
                                                                                ------------
     Shares
                 TEMPORARY CASH INVESTMENT - 0.3%
                 Security Lending Collateral - 0.3%
$  418,207       Security Lending Investment Fund, 4.24%                        $    418,207
                                                                                ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $418,207)                                                $    418,207
                                                                                ------------
                 TOTAL INVESTMENTS IN SECURITIES - 98.8%
                 (Cost $114,297,024) (a)                                        $128,716,285
                                                                                ------------
                 OTHER ASSETS AND LIABILITIES - 1.2%                            $  1,504,419
                                                                                ------------
                 TOTAL NET ASSETS - 100.0%                                      $130,220,704
                                                                                ------------



(A.D.R.) American Depositary Receipt

*        Non-income producing security

NR       Not Rated

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institiutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $2,330,115 or 1.8% of total net assets.


(a)      At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $114,328,396 was as follows:
         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                                              $17,512,621
         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                                               (3,124,732)
                                                                                                -----------
         Net unrealized gain                                                                    $14,387,889
                                                                                                -----------



(b)      At December 31, 2005, the following securities were out on loan:



         Principal                                          Market
          Amount        Security                             Value
        $   76,000      Ford Motor Co., 7.25%, 10/1/08     $ 62,953
           474,500      General Motors, 7.2%, 1/15/11       349,185
                                                           --------
                        Total                              $412,138
                                                           --------



Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $32,271,152 and $54,257,290, respectively.



The accompanying notes are an integral part of these financial statements.    29

Pioneer Balanced Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
    $412,138) (cost $114,297,024)                                  $128,716,285
  Cash                                                                  906,777
  Receivables -
    Investment securities sold                                          422,625
    Fund shares sold                                                    430,103
    Dividends, interest and foreign taxes withheld                      521,142
  Other                                                                     139
                                                                   ------------
     Total assets                                                  $130,997,071
                                                                   ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                $    136,832
    Fund shares repurchased                                             103,477
    Upon return of securities loaned                                    418,207
  Due to affiliates                                                      45,333
  Accrued expenses                                                       72,518
                                                                   ------------
     Total liabilities                                             $    776,367
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $121,086,705
  Undistributed net investment income                                    22,291
  Accumulated net realized loss on investments                       (5,307,553)
  Net unrealized gain on investments                                 14,419,261
                                                                   ------------
     Total net assets                                              $130,220,704
                                                                   ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $92,715,241/9,370,855 shares)                  $       9.89
                                                                   ============
  Class B (based on $16,074,244/1,644,500 shares)                  $       9.77
                                                                   ============
  Class C (based on $12,410,992/1,259,632 shares)                  $       9.85
                                                                   ============
  Investor Class (based on $9,020,227/911,246 shares)              $       9.90
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($9.89 [divided by] 95.5%)                               $      10.36
                                                                   ============


30    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/05


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $679)        $1,054,491
  Interest                                                  2,442,321
  Income from securities loaned, net                           15,714
                                                           ----------
    Total investment income                                                $ 3,512,526
                                                                           -----------
EXPENSES:
  Management fees                                          $  891,854
  Transfer agent fees and expenses
    Class A                                                   304,066
    Class B                                                    83,204
    Class C                                                    41,706
    Investor Class                                             38,892
  Distribution Fees
    Class A                                                   222,367
    Class B                                                   166,876
    Class C                                                   131,070
  Administrative reimbursements                                27,319
  Custodian fees                                               16,685
  Registration fees                                            68,070
  Professional fees                                            38,982
  Printing expense                                             34,698
  Fees and expenses of nonaffiliated trustees                   9,108
  Miscellaneous                                                17,146
                                                           ----------
    Total expenses                                                         $ 2,092,043
    Less Management fees waived and expenses
     reimbursed by Pioneer Investment Management, Inc.                          (3,395)
    Less fees paid indirectly                                                   (7,268)
                                                                           -----------
    Net expenses                                                           $ 2,081,380
                                                                           -----------
     Net investment income                                                 $ 1,431,146
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                                         $ 4,998,446
                                                                           -----------
  Change in net unrealized gain on investments                             $(2,249,215)
                                                                           -----------
    Net gain on investments                                                $ 2,749,231
                                                                           -----------
    Net increase in net assets resulting from operations                   $ 4,180,377
                                                                           ===========


The accompanying notes are an integral part of these financial statements.    31

Pioneer Balanced Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04, respectively


                                                          Year Ended       Year Ended
                                                           12/31/05         12/31/04
FROM OPERATIONS:
Net investment income                                   $   1,431,146    $   1,753,109
Net realized gain on investments                            4,998,446        4,392,771
Change in net unrealized gain on investments               (2,249,215)        (649,320)
                                                        -------------    -------------
    Net increase in net assets resulting
     from operations                                    $   4,180,377    $   5,496,560
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.14 and $0.16 per share, respectively)     $  (1,384,378)   $  (1,753,950)
  Class B ($0.06 and $0.08 per share, respectively)          (101,717)        (162,518)
  Class C ($0.07 and $0.09 per share, respectively)           (95,269)        (109,871)
  Investor Class ($0.17 and $0.00 per share,
    respectively)                                            (167,088)               -
                                                        -------------    -------------
    Total distributions to shareowners                  $  (1,748,452)   $  (2,026,339)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  13,360,430    $  25,246,160
Shares issued in reorganization                                     -       18,324,440
Reinvestment of distributions                               1,595,887        1,833,185
Cost of shares repurchased                                (38,298,111)     (29,592,439)
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                       $ (23,341,794)   $  15,811,346
                                                        -------------    -------------
    Net increase (decrease) in net assets               $ (20,909,869)   $  19,281,567
NET ASSETS:
Beginning of year                                         151,130,573      131,849,006
                                                        -------------    -------------
End of year (including undistributed net investment
  income of $22,291 and $107,241 respectively)          $ 130,220,704    $ 151,130,573
                                                        =============    =============


32    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  '05 Shares        '05 Amount         '04 Shares        '04 Amount
CLASS A
Shares sold                          801,871        $ 7,780,552           922,267        $ 8,795,188
Reinvestment of distributions        129,132          1,260,024           166,585          1,594,873
Less shares repurchased           (1,946,433)       (18,968,004)       (2,028,558)       (19,366,320)
                                  ----------        -----------        ----------        -----------
    Net decrease                  (1,015,430)       $(9,927,428)         (939,706)       $(8,976,259)
                                  ----------        -----------        ----------        -----------
CLASS B
Shares sold                          358,655        $ 3,442,850           849,263        $ 7,994,504
Reinvestment of distributions          9,121             88,008            14,764            140,299
Less shares repurchased             (635,188)        (6,084,346)         (676,731)        (6,377,749)
                                  ----------        -----------        ----------        -----------
    Net increase (decrease)         (267,412)       $(2,553,488)          187,296        $ 1,757,054
                                  ----------        -----------        ----------        -----------
CLASS C
Shares sold                          219,863        $ 2,130,962           889,037        $ 8,456,468
Reinvestment of distributions          9,043             87,662            10,218             98,013
Less shares repurchased             (386,809)        (3,755,990)         (372,585)        (3,526,430)
                                  ----------        -----------        ----------        -----------
    Net increase (decrease)         (157,903)       $(1,537,366)          526,670        $ 5,028,051
                                  ----------        -----------        ----------        -----------
INVESTOR CLASS (a)
Shares sold                              612        $     6,066                 -        $         -
Reinvestment of distributions         16,430            160,193                 -                  -
Shares issued in
  reorganization                           -                  -         1,896,932         18,324,440
Less shares repurchased             (969,565)        (9,489,771)          (33,163)          (321,940)
                                  ----------        -----------        ----------        -----------
    Net increase (decrease)         (952,523)       $(9,323,512)        1,863,769        $18,002,500
                                  ==========        ===========          ========        ===========



(a) Investor Class shares commenced operations on December 11, 2004.


The accompanying notes are an integral part of these financial statements.    33

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                          12/31/05    12/31/04     12/31/03     12/31/02      12/31/01 (a)
CLASS A
Net asset value, beginning of period                        $  9.72     $   9.47     $   8.29     $   9.46      $  9.94
                                                            -------     --------     --------     --------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.11     $   0.15     $   0.12     $   0.11      $  0.19
 Net realized and unrealized gain (loss) on investments        0.20         0.27         1.20        (1.17)       (0.47)
                                                            -------     --------     --------     --------      -------
  Net increase (decrease) from investment operations        $  0.31     $   0.42     $   1.32     $  (1.06)     $ (0.28)
Distributions to shareowners:
 Net investment income                                        (0.14)       (0.17)       (0.14)       (0.11)       (0.20)
                                                            -------     --------     --------     --------      -------
Net increase (decrease) in net asset value                  $  0.17     $   0.25     $   1.18     $  (1.17)     $ (0.48)
                                                            -------     --------     --------     --------      -------
Net asset value, end of period                              $  9.89     $   9.72     $   9.47     $   8.29      $  9.46
                                                            =======     ========     ========     ========      =======
Total return*                                                  3.25%        4.43%       15.99%      (11.20)%      (2.87)%
Ratio of net expenses to average net assets+                   1.35%        1.29%        1.38%        1.41%        1.31%
Ratio of net investment income to average net assets+          1.21%        1.51%        1.25%        1.19%        1.97%
Portfolio turnover rate                                          26%          31%          44%         180%         133%
Net assets, end of period (in thousands)                    $92,715     $100,920     $107,265     $106,734      $141,746
Ratios with reductions for fees paid indirectly:
 Net expenses                                                  1.35%        1.29%        1.38%        1.41%        1.30%
 Net investment income                                         1.21%        1.51%        1.25%        1.19%        1.98%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 2.02% to 1.98%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                          12/31/05    12/31/04     12/31/03     12/31/02      12/31/01 (a)
CLASS B
Net asset value, beginning of period                        $  9.61     $  9.37      $  8.21      $   9.36      $  9.85
                                                            -------     -------      -------      --------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.02     $  0.05      $  0.03      $   0.02      $  0.12
 Net realized and unrealized gain (loss) on investments        0.20        0.27         1.18         (1.13)       (0.48)
                                                            -------     -------      -------      --------      -------
  Net increase (decrease) from investment operations        $  0.22     $  0.32      $  1.21      $  (1.11)     $ (0.36)
Distributions to shareowners:
 Net investment income                                        (0.06)      (0.08)       (0.05)        (0.04)       (0.13)
                                                            -------     -------      -------      --------      -------
Net increase (decrease) in net asset value                  $  0.16     $  0.24      $  1.16      $  (1.15)     $ (0.49)
                                                            -------     -------      -------      --------      -------
Net asset value, end of period                              $  9.77     $  9.61      $  9.37      $   8.21      $  9.36
                                                            =======     =======      =======      ========      =======
Total return*                                                  2.29%       3.48%       14.71%       (11.90)%      (3.72)%
Ratio of net expenses to average net assets+                   2.30%       2.24%        2.35%         2.32%        2.20%
Ratio of net investment income to average net assets+          0.26%       0.59%        0.27%         0.28%        1.04%
Portfolio turnover rate                                          26%         31%          44%          180%         133%
Net assets, end of period (in thousands)                    $16,074     $18,369      $16,168      $ 16,256      $18,110
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.30%       2.24%        2.35%         2.32%        2.19%
 Net investment income                                         0.26%       0.59%        0.27%         0.28%        1.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 1.08% to 1.05%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                          12/31/05    12/31/04     12/31/03     12/31/02      12/31/01 (a)
CLASS C
Net asset value, beginning of period                        $  9.68     $  9.45      $  8.27      $   9.44      $  9.94
                                                            -------     -------      -------      --------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.04     $  0.06      $  0.02      $   0.01      $  0.13
 Net realized and unrealized gain (loss) on investments        0.20        0.26         1.20         (1.14)       (0.54)
                                                            -------     -------      -------      --------      -------
  Net increase (decrease) from investment operations        $  0.24     $  0.32      $  1.22      $  (1.13)     $ (0.41)
Distributions to shareowners:
 Net investment income                                        (0.07)      (0.09)       (0.04)        (0.04)       (0.09)
                                                            -------     -------      -------      --------      -------
Net increase (decrease) in net asset value                  $  0.17     $  0.23      $  1.18      $  (1.17)     $ (0.50)
                                                            -------     -------      -------      --------      -------
Net asset value, end of period                              $  9.85     $  9.68      $  9.45      $   8.27      $  9.44
                                                            =======     =======      =======      ========      =======
Total return*                                                  2.51%       3.42%       14.82%       (12.02)%      (4.11)%
Ratio of net expenses to average net assets+                   2.12%       2.18%        2.38%         2.53%        2.44%
Ratio of net investment income to average net assets+          0.44%       0.73%        0.24%         0.06%        0.75%
Portfolio turnover rate                                          26%         31%          44%          180%         133%
Net assets, end of period (in thousands)                    $12,411     $13,720      $ 8,416      $  7,806      $ 5,499
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.12%       2.18%        2.38%         2.53%        2.43%
 Net investment income                                         0.44%       0.73%        0.24%         0.06%        0.76%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 0.86% to 0.76%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           12/11/04 (a)
                                                           Year Ended           to
                                                            12/31/05         12/31/04
INVESTOR CLASS
Net asset value, beginning of period                        $  9.72         $  9.66
                                                            -------         -------
Increase from investment operations:
  Net investment income                                     $  0.18         $  0.01
  Net realized and unrealized gain on investments              0.17            0.05
                                                            -------         -------
   Net increase from investment operations                  $  0.35         $  0.06
Distributions to shareowners:
  Net investment income                                       (0.17)              -
                                                            -------         -------
Net increase in net asset value                             $  0.18         $  0.06
                                                            -------         -------
Net asset value, end of period                              $  9.90         $  9.72
                                                            =======         =======
Total return*                                                  3.62%           0.62%(b)
Ratio of net expenses to average net assets+                   1.10%           1.06%**
Ratio of net investment income to average net assets+          1.49%           1.06%**
Portfolio turnover rate                                          26%             31%
Net assets, end of period (in thousands)                    $ 9,020         $18,121
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                 1.14%           1.06%**
  Net investment income                                        1.45%           1.06%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                 1.10%           1.06%**
  Net investment income                                        1.49%           1.06%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Annualized

+    Ratio with no reduction for fees paid indirectly.
(a)  Investor Class shares commenced operations on December 11, 2004.

(b)  Not Annualized

The accompanying notes are an integral part of these financial statements.    37

Pioneer Balanced Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Balanced Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four Classes of shares designated as - Class A, Class B, Class C and Investor Class shares. Investor Class shares were first issued December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. All discounts/ premiums on debt securities are accreted/amortized into interest income for financial reporting purposes.


    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. The Fund may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase of decrease more than other fixed-income securities. Mortgage backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the

Pioneer Balanced Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------


    Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.



B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging and trading strategies and potentially result in a loss. As of December 31, 2005, the Fund had no open futures contracts.


C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


    At December 31, 2005, the Fund had a net capital loss carryforward of $5,285,204, of which $126,464 will expire in 2010 and $5,158,740 will expire in 2011 if not utilized.

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 were as follows:




--------------------------------------------------------------------------------
                                                   2005               2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                              $1,748,452         $2,026,339
  Long-term capital gain                               --                 --
                                               ----------         ----------
    Total                                      $1,748,452         $2,026,339
                                               ==========         ==========
--------------------------------------------------------------------------------





     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.


--------------------------------------------------------------------------------
                                                                    2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                                $     31,314
  Capital loss carryforward                                      (5,285,204)
  Unrealized appreciation                                        14,387,889
                                                               ------------
    Total                                                      $  9,133,999
                                                               ============
--------------------------------------------------------------------------------


    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.


    The Fund has reclassified $232,356 to increase accumulated net investment income and $232,356 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.



D.  Fund Shares


    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $15,587 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2005.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

E.  Class Allocations


    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.


    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Investor Class shares can bear different transfer agent and distribution fees.


F.  Repurchase Agreements


    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


G.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in interest bearing bank deposits.



2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; 0.60% of the next $4 billion; and 0.55% of the excess over $5 billion.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $4,666 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.


3. Transfer Agent

PIMSS, a wholly owned subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $37,884 in transfer agent fees payable to PIMSS at December 31, 2005.


4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the

Pioneer Balanced Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $2,783 in distribution fees payable to PFD at December 31, 2005.


In addition, redemptions of each class of shares (except Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2005, CDSCs in the amount of $44,996 were paid to PFD.



5. Expense Offset Arrangements


The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, the Fund's expenses were reduced by $7,268 under such arrangements.



6. Line of Credit Facility


The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2%

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2005, the Fund had no borrowings under this agreement.



7. Merger Information

On December 8, 2004, beneficial owners of Safeco Balanced Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):
 -------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                                              Pioneer
                                   Pioneer                Safeco           Balanced Fund
                                Balanced Fund          Balanced Fund          (Post-
                            (Pre-Reorganization)   (Pre-Reorganization)   Reorganization)
-------------------------------------------------------------------------------------------
  Net Assets                    $131,213,704            $18,324,440        $149,538,144
  Shares Outstanding              13,574,726              1,479,627          15,471,658
  Investor Shares Issued                                                      1,896,932
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       Unrealized           Accumulated
                                     Appreciation/            Loss on
                                    on Closing Date        Closing Date
--------------------------------------------------------------------------------
  Safeco Balanced Fund                  $2,484,884          $ (483,521)
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003, was 61.37%.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 57.58%.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Balanced Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Balanced Fund (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Balanced Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------


investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, breakpoints in the Fund's management fee of the fund and a peer group of funds selected by the Independent Trustees and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and two relevant indices (equity and fixed income), in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2005, the fifth quintile of the peer group for the three years ended June 30, 2005, the third quintile for the five years ended June 30, 2005 and the fifth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) to the Fund's Class A shareholders relative to the yield (at June 30, 2005) of the Lehman Aggregate Bond Index and the Standard & Poor's 500 Stock Index. The Trustees noted that the relative under performance of the Fund was attributable to its equity portfolio. In light of Pioneer's commitment to address the underperformance of the equity component of the Fund's portfolio, the Trustees supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities and fixed income groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------


    depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This

Pioneer Balanced Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Balanced Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Investment Adviser

Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serve as a Trustee of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West serve as Trustees for 35 of the 91 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
John F. Cogan, Jr. (79)*   Chairman of the   Trustee since 1994.     Deputy Chairman and a Director of        Chairman and
                           Board, Trustee    Serves until            Pioneer Global Asset Management          Director of ICI
                           and President     successor trustee       S.p.A. ("PGAM"); Non-Executive           Mutual Insurance
                                             is elected or           Chairman and a Director of Pioneer       Company; Director of
                                             earlier retirement      Investment Management USA Inc.           Harbor Global
                                             or removal.             ("PIM-USA"); Chairman and a              Company, Ltd.
                                                                     Director of Pioneer; Director of
                                                                     Pioneer Alternative Investment
                                                                     Management Limited (Dublin);
                                                                     President and a Director of Pioneer
                                                                     Alternative Investment Management
                                                                     (Bermuda) Limited and affiliated
                                                                     funds; Director of PIOGLOBAL Real
                                                                     Estate Investment Fund (Russia);
                                                                     Director of Nano-C, Inc. (since
                                                                     2003); Director of Cole Investment
                                                                     Corporation (since 2004); Director
                                                                     of Fiduciary Counseling Inc.;
                                                                     President and Director of Pioneer
                                                                     Funds Distributor, Inc. ("PFD");
                                                                     President of all of the Pioneer
                                                                     Funds; and Of Counsel, Wilmer
                                                                     Cutler Pickering Hale and Dorr LLP
                                                                     (counsel to PIM-USA and the Pioneer
                                                                     Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**      Trustee and       Trustee since 2003.     President and Chief Executive            None
                           Executive Vice    Serves until            Officer, PIM-USA since May 2003
                           President         successor trustee       (Director since January 2001);
                                             is elected or earlier   President and Director of Pioneer
                                             retirement or           since May 2003; Chairman and
                                             removal.                Director of Pioneer Investment
                                                                     Management Shareholder Services,
                                                                     Inc. ("PIMSS") since May 2003;
                                                                     Executive Vice President of all of
                                                                     the Pioneer Funds since June 2003;
                                                                     Executive Vice President and Chief
                                                                     Operating Officer of PIM-USA,
                                                                     November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Name, Age                    Positions Held    Length of Service       Principal Occupation During              Other Directorships
and Address                  With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
David R. Bock** (62)         Trustee           Trustee since 2005.     Senior Vice President and Chief          Director of The
3050 K. Street NW,                             Serves until successor  Financial Officer, I-trax, Inc.          Enterprise Social
Washington, DC 20007                           trustee is elected      (publicly traded health care             Investment Company
                                               or earlier services     company) (2001-present);                 (privately-held
                                               retirement or           Managing Partner, Federal City           affordable housing
                                               removal.                Capital Advisors (boutique merchant      finance company);
                                                                       bank) (2002 to 2004); Executive          Director of New York
                                                                       Vice President and Chief Financial       Mortgage Trust
                                                                       Officer, Pedestal Inc.                   (publicly traded
                                                                       (internet-based mortgage trading         mortgage REIT)
                                                                        company) (2000-2002).

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)            Trustee           Trustee since 1997.     President, Bush International            Director of Brady
3509 Woodbine Street,                          Serves until            (international financial                 Corporation
Chevy Chase, MD 20815                          successor trustee       advisory firm).                          (industrial
                                               is elected or                                                    identification and
                                               earlier retirement                                               specialty coated
                                               or removal.                                                      material products
                                                                                                                manufacturer),
                                                                                                                Mortgage Guaranty
                                                                                                                Insurance
                                                                                                                Corporation, and
                                                                                                                Briggs & Stratton,
                                                                                                                Inc. (engine
                                                                                                                manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)    Trustee           Trustee since 1994.     Founding Director, The Winthrop          None
1001 Sherbrooke Street West,                   Serves until            Group, Inc. (consulting firm);
Montreal, Quebec, Canada                       successor trustee       Desautels, Faculty of Management,
 H3A 1G5                                       is elected or           McGill University.
                                               earlier retirement
                                               or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Name, Age                  Positions Held    Length of Service       Principal Occupation During              Other Directorships
and Address                With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
Marguerite A. Piret (57)   Trustee           Trustee since 1994.     President and Chief Executive            Director of New
One Boston Place,                            Serves until            Officer, Newbury, Piret & Company,       America High Income
28th Floor,                                  successor trustee       Inc. (investment banking firm).          Fund, Inc.
Boston, MA 02108                             is elected or                                                    (closed-end
                                             earlier retirement                                               investment company)
                                             or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)       Trustee           Trustee since 1994.     Senior Counsel, Sullivan & Cromwell      Director, The Swiss
125 Broad Street,                            Serves until            (law firm).                              Helvetia Fund, Inc.
New York, NY 10004                           successor trustee is                                             (closed-end
                                             elected or earlier                                               investment company)
                                             retirement or                                                    and AMVESCAP PLC
                                             removal.                                                         (investment
                                                                                                              managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)         Trustee           Trustee since 1994.     President, John Winthrop & Co.,          None
One North Adgers Wharf,                      Serves until            Inc. (private investment firm).
Charleston, SC 29401                         successor trustee is
                                             elected or earlier
                                             retirement or
                                             removal.
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)   Secretary         Since September,        Secretary of PIM-USA; Senior Vice        None
                                             2003. Serves at the     President - Legal of Pioneer; and
                                             discretion of the       Secretary/Clerk of most of
                                             Board.                  PIM-USA's subsidiaries; Secretary
                                                                     of all of the Pioneer Funds since
                                                                     September 2003 (Assistant Secretary
                                                                     from November 2000 to September
                                                                     2003).
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this Officer
Christopher J. Kelley (41) Assistant         Since September,        Assistant Vice President and Senior      None
                           Secretary         2003. Serves at the     Counsel of Pioneer since July 2002;
                                             discretion of the       Vice President and Senior Counsel
                                             Board.                  of BISYS Fund Services, Inc. (April
                                                                     2001 to June 2002); Senior Vice
                                                                     President and Deputy General
                                                                     Counsel of Funds Distributor, Inc.
                                                                     (July 2000 to April 2001);
                                                                     Assistant Secretary of all Pioneer
                                                                     Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)       Assistant         Since September,        Partner, Wilmer Cutler Pickering         None
                           Secretary         2003. Serves at the     Hale and Dorr LLP; Assistant
                                             discretion of the       Secretary of all Pioneer Funds
                                             Board.                  since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)          Treasurer         Since November,         Vice President - Fund Accounting,        None
                                             2000. Serves at the     Administration and Custody Services
                                             discretion of the       of Pioneer; and Treasurer of all of
                                             Board.                  the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)       Assistant         Since November,         Deputy Treasurer of Pioneer since        None
                           Treasurer         2004. Serves at the     2004; Treasurer and Senior Vice
                                             discretion of the       President, CDC IXIS Asset
                                             Board.                  Management Services from 2002 to
                                                                     2003; Assistant Treasurer and Vice
                                                                     President, MFS Investment
                                                                     Management from 1997 to 2002; and
                                                                     Assistant Treasurer of all of the
                                                                     Pioneer Funds since November 2004.
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)      Assistant         Since November,         Assistant Vice President - Fund          None
                           Treasurer         2000. Serves at the     Accounting, Administration and
                                             discretion of the       Custody Services of Pioneer; and
                                             Board.                  Assistant Treasurer of all of the
                                                                     Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this Officer
Gary Sullivan (47)         Assistant         Since May, 2002.        Fund Accounting Manager - Fund           None
                           Treasurer         Serves at the           Accounting, Administration and
                                             discretion of the       Custody Services of Pioneer; and
                                             Board.                  Assistant Treasurer of all of the
                                                                     Pioneer Funds since May 2002.
------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan     Assistant         Since September,        Fund Administration Manager - Fund       None
(32)                       Treasurer         2003. Serves at the     Accounting, Administration and
                                             discretion of the       Custody Services since June 2003;
                                             Board.                  Assistant Vice President - Mutual
                                                                     Fund Operations of State Street
                                                                     Corporation from June 2002 to June
                                                                     2003 (formerly Deutsche Bank Asset
                                                                     Management); Pioneer Fund
                                                                     Accounting, Administration and
                                                                     Custody Services (Fund Accounting
                                                                     Manager from August 1999 to May
                                                                     2002); and Assistant Treasurer of
                                                                     all Pioneer Funds since September
                                                                     2003.
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)       Chief             Since October, 2004.    Chief Compliance Officer of Pioneer      None
                           Compliance        Serves at the           (Director of Compliance and Senior
                           Officer           discretion of the       Counsel from November 2000 to
                                             Board.                  September 2004); and Chief
                                                                     Compliance Officer of all of the
                                                                     Pioneer Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


58
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                           This page for your notes.

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                           This page for your notes.

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HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com



Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.


The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $26,450 in 2005 and $23,000 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $6,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.